Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 82.7%
Financial - 17.1%
Goldman Sachs Group, Inc.	8,173	$3,101,899
Visa, Inc. — Class A	8,173	1,911,011
American Express Co.	8,173	1,350,425
JPMorgan Chase & Co.	8,173	1,271,228
Travelers Companies, Inc.	8,173	1,223,580
Total Financial		8,858,143
Consumer, Non-cyclical - 17.0%
UnitedHealth Group, Inc.	8,173	3,272,796
Amgen, Inc.	8,173	1,992,169
Johnson & Johnson	8,173	1,346,420
Procter & Gamble Co.	8,173	1,102,783
Merck & Company, Inc.	8,173	635,614
Coca-Cola Co.	8,173	442,241
Total Consumer, Non-cyclical		8,792,023
Consumer, Cyclical - 14.2%
Home Depot, Inc.	8,173	2,606,288
McDonald's Corp.	8,173	1,887,881
NIKE, Inc. — Class B	8,173	1,262,647
Walmart, Inc.	8,173	1,152,556
Walgreens Boots Alliance, Inc.	8,173	429,982
Total Consumer, Cyclical		7,339,354
Industrial - 13.8%
Boeing Co.*	8,173	1,957,924
Honeywell International, Inc.	8,173	1,792,747
Caterpillar, Inc.	8,173	1,778,690
3M Co.	8,173	1,623,403
Total Industrial		7,152,764
Technology - 13.5%
Microsoft Corp.	8,173	2,214,066
salesforce.com, Inc.*	8,173	1,996,419
International Business Machines Corp.	8,173	1,198,080
Apple, Inc.	8,173	1,119,374
Intel Corp.	8,173	458,832
Total Technology		6,986,771
Communications - 4.5%
Walt Disney Co.*	8,173	1,436,568
Verizon Communications, Inc.	8,173	457,933
Cisco Systems, Inc.	8,173	433,169
Total Communications		2,327,670
Energy - 1.6%
Chevron Corp.	8,173	856,040
Basic Materials - 1.0%
Dow, Inc.	8,173	517,188
Total Common Stocks
(Cost $28,965,387)		42,829,953

	Face Amount
U.S. TREASURY BILLS†† - 5.6%
U.S. Treasury Bills
0.04% due 12/09/21[1,2]	$2,300,000	2,299,460
0.01% due 08/03/21[2,3]	507,000	506,978
0.05% due 12/09/21[2]	100,000	99,977
Total U.S. Treasury Bills
(Cost $2,906,581)		2,906,415

REPURCHASE AGREEMENTS††,4 - 5.2%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[1]	1,521,455	1,521,455
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[1]	598,995	598,995
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[1]	587,250	587,250
Total Repurchase Agreements
(Cost $2,707,700)		2,707,700
Total Investments - 93.5%
(Cost $34,579,668)		$48,444,068
Other Assets & Liabilities, net - 6.5%		3,393,510
Total Net Assets - 100.0%		$51,837,578

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	27	Sep 2021	$4,641,570	$14,127

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.59% (1 Month USD LIBOR + 0.50%)	At Maturity	07/15/21	1,139	$39,283,150	$544,599
Barclays Bank plc	Dow Jones Industrial Average Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	07/14/21	492	16,990,999	93,675
						$56,274,149	$638,274

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,829,953	$—	$—	$42,829,953
U.S. Treasury Bills	—	2,906,415	—	2,906,415
Repurchase Agreements	—	2,707,700	—	2,707,700
Equity Futures Contracts**	14,127	—	—	14,127
Equity Index Swap Agreements**	—	638,274	—	638,274
Total Assets	$42,844,080	$6,252,389	$—	$49,096,469

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 49.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$500,000	$501,374
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	400,000	400,815
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,591
Federal Home Loan Bank
4.00% due 12/24/30	125,000	127,381
3.98% due 09/21/33	125,000	126,020
Total Federal Agency Notes
(Cost $1,335,305)		1,336,181

U.S. TREASURY BILLS†† - 19.9%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	400,000	399,906
0.03% due 12/09/21[2,3]	100,000	99,976
0.01% due 08/03/21[3,4]	28,000	27,999
0.03% due 08/03/21[3,4]	9,000	9,000
Total U.S. Treasury Bills
(Cost $536,917)		536,881

REPURCHASE AGREEMENTS††,5 - 66.0%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[2]	998,129	998,129
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[2]	392,963	392,963
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[2]	385,257	385,257
Total Repurchase Agreements
(Cost $1,776,349)		1,776,349
Total Investments - 135.6%
(Cost $3,648,571)		$3,649,411
Other Assets & Liabilities, net - (35.6)%		(958,253)
Total Net Assets - 100.0%		$2,691,158

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	3	Sep 2021	$515,730	$(380)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	(0.09)% (1 Month USD LIBOR + 0.00%)	At Maturity	07/15/21	29	$984,864	$7,189
Barclays Bank plc	Dow Jones Industrial Average Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/14/21	112	3,872,016	(21,555)
						$4,856,880	$(14,366)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[5]	Repurchase Agreements — See Note 4.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$1,336,181	$—	$1,336,181
U.S. Treasury Bills	—	536,881	—	536,881
Repurchase Agreements	—	1,776,349	—	1,776,349
Equity Index Swap Agreements**	—	7,189	—	7,189
Total Assets	$—	$3,656,600	$—	$3,656,600

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$380	$—	$—	$380
Equity Index Swap Agreements**	—	21,555	—	21,555
Total Liabilities	$380	$21,555	$—	$21,935

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 20.1%
Federal Farm Credit Bank
0.32% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	$500,000	$501,104
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	501,020
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,986
Federal Home Loan Bank
4.00% due 12/24/30	250,000	254,761
3.98% due 09/21/33	250,000	252,040
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	500,000	500,721
Total Federal Agency Notes
(Cost $2,310,479)		2,310,632

U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
0.01% due 08/03/21[2,3]	403,000	402,983
0.04% due 12/09/21[3,4]	300,000	299,930
Total U.S. Treasury Bills
(Cost $702,945)		702,913

REPURCHASE AGREEMENTS††,5 - 200.0%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[4]	12,947,083	12,947,083
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[4]	5,097,255	5,097,255
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[4]	4,997,309	4,997,309
Total Repurchase Agreements
(Cost $23,041,647)		23,041,647
Total Investments - 226.2%
(Cost $26,055,071)		$26,055,192
Other Assets & Liabilities, net - (126.2)%		(14,535,368)
Total Net Assets - 100.0%		$11,519,824

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	3	Sep 2021	$872,610	$(1,700)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/15/21	827	$12,036,514	$(20,543)
Barclays Bank plc	NASDAQ-100 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/14/21	184	2,681,051	(144,442)
BNP Paribas	NASDAQ-100 Index	(0.24)% (1 Month USD LIBOR + 0.15%)	At Maturity	07/15/21	515	7,493,505	(438,053)
						$22,211,070	$(603,038)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[5]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$2,310,632	$—	$2,310,632
U.S. Treasury Bills	—	702,913	—	702,913
Repurchase Agreements	—	23,041,647	—	23,041,647
Total Assets	$—	$26,055,192	$—	$26,055,192

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,700	$—	$—	$1,700
Equity Index Swap Agreements**	—	603,038	—	603,038
Total Liabilities	$1,700	$603,038	$—	$604,738

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 50.5%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$1,500,000	$1,505,599
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	361,183
Freddie Mac
0.18% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[1]	1,000,000	1,001,163
Federal Home Loan Bank
4.00% due 12/24/30	250,000	254,761
3.98% due 09/21/33	250,000	252,040
Total Federal Agency Notes
(Cost $3,370,611)		3,374,746

U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
0.01% due 08/03/21[2]	177,000	176,992
0.03% due 12/09/21[2,3]	150,000	149,965
0.04% due 12/09/21[2]	100,000	99,977
Total U.S. Treasury Bills
(Cost $426,960)		426,934

REPURCHASE AGREEMENTS††,4 - 105.0%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	3,938,503	3,938,503
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	1,550,585	1,550,585
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	1,520,182	1,520,182
Total Repurchase Agreements
(Cost $7,009,270)		7,009,270
Total Investments - 161.9%
(Cost $10,806,841)		$10,810,950
Other Assets & Liabilities, net - (61.9)%		(4,133,775)
Total Net Assets - 100.0%		$6,677,175

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(0.04)% (1 Week USD LIBOR - 0.05%)	At Maturity	07/15/21	5,023	$11,605,703	$114,967
BNP Paribas	Russell 2000 Index	0.31% (1 Month USD LIBOR - 0.40%)	At Maturity	07/15/21	516	1,192,301	(18,720)
Barclays Bank plc	Russell 2000 Index	0.41% (1 Week USD LIBOR - 0.50%)	At Maturity	07/14/21	228	527,210	(23,913)
						$13,325,214	$72,334

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,374,746	$—	$3,374,746
U.S. Treasury Bills	—	426,934	—	426,934
Repurchase Agreements	—	7,009,270	—	7,009,270
Equity Index Swap Agreements**	—	114,967	—	114,967
Total Assets	$—	$10,925,917	$—	$10,925,917

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$42,633	$—	$42,633

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 14.2%
Federal Farm Credit Bank
0.32% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	$1,500,000	$1,503,312
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,002,748
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	601,972
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	2,000,000	2,002,885
Federal Home Loan Bank
4.00% due 12/24/30	500,000	509,523
3.98% due 09/21/33	500,000	504,080
Total Federal Agency Notes
(Cost $6,120,824)		6,124,520

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	300,000	299,929
0.03% due 08/03/21[3,4]	89,000	88,996
Total U.S. Treasury Bills
(Cost $388,946)		388,925

REPURCHASE AGREEMENTS††,5 - 86.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[2]	20,877,054	20,877,054
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[2]	8,219,277	8,219,277
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[2]	8,058,115	8,058,115
Total Repurchase Agreements
(Cost $37,154,446)		37,154,446
Total Investments - 101.2%
(Cost $43,664,216)		$43,667,891
Other Assets & Liabilities, net - (1.2)%		(512,016)
Total Net Assets - 100.0%		$43,155,875

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	108	Sep 2021	$23,147,100	$(46,094)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(0.14)% (1 Month USD LIBOR + 0.05%)	At Maturity	07/15/21	600	$2,578,781	$(30,639)
Barclays Bank plc	S&P 500 Index	(0.39)% (1 Week USD LIBOR + 0.30%)	At Maturity	07/14/21	1,429	6,142,384	(34,518)
Goldman Sachs International	S&P 500 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/15/21	12,672	54,459,634	(180,285)
						$63,180,799	$(245,442)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[5]	Repurchase Agreements — See Note 4.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$6,124,520	$—	$6,124,520
U.S. Treasury Bills	—	388,925	—	388,925
Repurchase Agreements	—	37,154,446	—	37,154,446
Total Assets	$—	$43,667,891	$—	$43,667,891

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$46,094	$—	$—	$46,094
Equity Index Swap Agreements**	—	245,442	—	245,442
Total Liabilities	$46,094	$245,442	$—	$291,536

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 86.9%
Technology - 38.9%
Apple, Inc.	588,283	$80,571,240
Microsoft Corp.	265,508	71,926,117
NVIDIA Corp.	33,421	26,740,142
Adobe, Inc.*	25,642	15,016,981
Intel Corp.	216,617	12,160,878
Broadcom, Inc.	21,903	10,444,227
Texas Instruments, Inc.	49,542	9,526,927
QUALCOMM, Inc.	60,511	8,648,837
Intuit, Inc.	14,659	7,185,402
Applied Materials, Inc.	49,030	6,981,872
Advanced Micro Devices, Inc.*	65,179	6,122,263
Micron Technology, Inc.*	60,158	5,112,227
Lam Research Corp.	7,651	4,978,506
Zoom Video Communications, Inc. — Class A*	12,675	4,905,605
Activision Blizzard, Inc.	41,683	3,978,226
Fiserv, Inc.*	35,769	3,823,349
Autodesk, Inc.*	11,805	3,445,880
Analog Devices, Inc.	19,786	3,406,358
NXP Semiconductor N.V.	14,793	3,043,216
ASML Holding N.V. — Class G	4,262	2,944,360
DocuSign, Inc.*	10,437	2,917,872
KLA Corp.	8,223	2,665,979
Marvell Technology, Inc.	43,950	2,563,603
Workday, Inc. — Class A*	10,139	2,420,585
Synopsys, Inc.*	8,185	2,257,341
Electronic Arts, Inc.	15,353	2,208,222
Microchip Technology, Inc.	14,673	2,197,135
Paychex, Inc.	19,331	2,074,216
Cadence Design Systems, Inc.*	14,927	2,042,312
Cognizant Technology Solutions Corp. — Class A	28,293	1,959,573
Xilinx, Inc.	13,188	1,907,512
Atlassian Corporation plc — Class A*	7,257	1,864,033
NetEase, Inc. ADR	16,164	1,862,901
Skyworks Solutions, Inc.	8,856	1,698,138
ANSYS, Inc.*	4,675	1,622,506
Maxim Integrated Products, Inc.	14,396	1,516,763
Splunk, Inc.*	8,792	1,271,147
Cerner Corp.	16,164	1,263,378
Check Point Software Technologies Ltd.*	7,258	842,871
Total Technology		328,118,700
Communications - 27.4%
Amazon.com, Inc.*	17,779	61,162,605
Facebook, Inc. — Class A*	84,467	29,370,021
Alphabet, Inc. — Class C*	11,407	28,589,592
Alphabet, Inc. — Class A*	10,602	25,887,858
Comcast Corp. — Class A	245,952	14,024,183
Netflix, Inc.*	23,786	12,564,003
Cisco Systems, Inc.	226,069	11,981,657
T-Mobile US, Inc.*	66,887	9,687,244
Charter Communications, Inc. — Class A*	10,121	7,301,796
Booking Holdings, Inc.*	2,202	4,818,174
MercadoLibre, Inc.*	2,674	4,165,530
JD.com, Inc. ADR*	43,229	3,450,106
Baidu, Inc. ADR*	13,899	2,834,006
Pinduoduo, Inc. ADR*	20,296	2,577,998
eBay, Inc.	36,546	2,565,895
Match Group, Inc.*	14,499	2,337,964
Okta, Inc.*	6,709	1,641,558
Sirius XM Holdings, Inc.[1]	219,448	1,435,190
VeriSign, Inc.*	6,041	1,375,475
CDW Corp.	7,521	1,313,543
Trip.com Group Ltd. ADR*	28,262	1,002,170
Fox Corp. — Class A	17,538	651,186
Fox Corp. — Class B	13,587	478,262
Total Communications		231,216,016
Consumer, Non-cyclical - 11.6%
PayPal Holdings, Inc.*	63,018	18,368,487
PepsiCo, Inc.	74,117	10,981,916
Amgen, Inc.	30,822	7,512,862
Intuitive Surgical, Inc.*	6,352	5,841,554
Moderna, Inc.*	21,540	5,061,469
Mondelez International, Inc. — Class A	75,355	4,705,166
Gilead Sciences, Inc.	67,280	4,632,901
Automatic Data Processing, Inc.	22,827	4,533,899
Illumina, Inc.*	7,832	3,706,181
Regeneron Pharmaceuticals, Inc.*	5,616	3,136,760
IDEXX Laboratories, Inc.*	4,575	2,889,341
Vertex Pharmaceuticals, Inc.*	13,887	2,800,036
Biogen, Inc.*	8,076	2,796,476
Keurig Dr Pepper, Inc.	76,035	2,679,473
Kraft Heinz Co.	65,615	2,675,780
Align Technology, Inc.*	4,245	2,593,695
Monster Beverage Corp.*	28,354	2,590,138
DexCom, Inc.*	5,188	2,215,276
Alexion Pharmaceuticals, Inc.*	11,856	2,178,066
Cintas Corp.	5,636	2,152,952
Seagen, Inc.*	9,735	1,536,962
Verisk Analytics, Inc. — Class A	8,695	1,519,190
Incyte Corp.*	11,798	992,566
Total Consumer, Non-cyclical		98,101,146
Consumer, Cyclical - 7.7%
Tesla, Inc.*	42,026	28,565,072
Costco Wholesale Corp.	23,740	9,393,206
Starbucks Corp.	63,209	7,067,398
Lululemon Athletica, Inc.*	6,712	2,449,679
Walgreens Boots Alliance, Inc.	46,370	2,439,526
Marriott International, Inc. — Class A*	17,469	2,384,868
Ross Stores, Inc.	19,130	2,372,120
O'Reilly Automotive, Inc.*	3,742	2,118,758
Peloton Interactive, Inc. — Class A*	14,417	1,787,996
Copart, Inc.*	12,691	1,673,054
PACCAR, Inc.	18,623	1,662,103
Fastenal Co.	30,817	1,602,484
Dollar Tree, Inc.*	12,443	1,238,078
Total Consumer, Cyclical		64,754,342
Utilities - 0.8%
Exelon Corp.	52,420	2,322,730
American Electric Power Company, Inc.	26,809	2,267,773
Xcel Energy, Inc.	28,872	1,902,088
Total Utilities		6,492,591

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 86.9% (continued)
Industrial - 0.5%
CSX Corp.	121,891	$3,910,263
Total Common Stocks
(Cost $379,471,877)		732,593,058

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$35,900,000	35,891,571
0.01% due 08/03/21[3,4]	13,942,000	13,941,407
0.03% due 08/03/21[3,4]	467,000	466,980
Total U.S. Treasury Bills
(Cost $50,302,756)		50,299,958

REPURCHASE AGREEMENTS††,5 - 1.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[2]	7,429,274	7,429,274
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[2]	2,924,899	2,924,899
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[2]	2,867,548	2,867,548
Total Repurchase Agreements
(Cost $13,221,721)		13,221,721

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	1,095,775	1,095,775
Total Securities Lending Collateral
(Cost $1,095,775)		1,095,775
Total Investments - 94.6%
(Cost $444,092,129)		$797,210,512
Other Assets & Liabilities, net - 5.4%		45,891,209
Total Net Assets - 100.0%		$843,101,721

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	920	Sep 2021	$267,600,400	$9,209,070

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	07/14/21	37,329	$543,322,702	$33,405,730
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	07/15/21	8,659	126,031,729	5,050,448
BNP Paribas	NASDAQ-100 Index	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	07/15/21	1,186	17,261,737	778,604
						$686,616,168	$39,234,782

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$732,593,058	$—	$—	$732,593,058
U.S. Treasury Bills	—	50,299,958	—	50,299,958
Repurchase Agreements	—	13,221,721	—	13,221,721
Securities Lending Collateral	1,095,775	—	—	1,095,775
Equity Futures Contracts**	9,209,070	—	—	9,209,070
Equity Index Swap Agreements**	—	39,234,782	—	39,234,782
Total Assets	$742,897,903	$102,756,461	$—	$845,654,364

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	852	$–
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc*	232	–
Omthera Pharmaceuticals, Inc.*	110	–
Tobira Therapeutics, Inc.*	80	–
Oncternal Therapeutics, Inc.*	2	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–
EXCHANGE-TRADED FUNDS† - 2.0%
iShares Russell 2000 Index ETF[1]	3,562	817,016
Vanguard Russell 2000 ETF[1]	8,822	816,652
Total Exchange-Traded Funds
(Cost $1,601,146)		1,633,668

	Face Amount
FEDERAL AGENCY NOTES†† - 26.7%
Federal Home Loan Bank
0.02% due 09/03/21	$7,000,000	6,999,320
4.00% due 12/24/30	1,000,000	1,019,045
3.98% due 09/21/33	1,000,000	1,008,161
4.00% due 11/30/29	500,000	508,172
Farmer Mac
0.06% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	4,000,000	4,000,044
0.08% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 08/03/21[2]	2,000,000	2,000,040
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	2,000,000	2,007,465
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	2,000,000	2,005,496
Freddie Mac
0.18% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[2]	2,000,000	2,002,327
Total Federal Agency Notes
(Cost $21,552,860)		21,550,070

U.S. GOVERNMENT SECURITIES†† - 14.6%
U.S. Treasury Notes
2.00% due 07/31/22	8,000,000	8,163,750
1.75% due 05/15/22	2,500,000	2,536,133
1.88% due 05/31/22	1,000,000	1,016,289
Total U.S. Government Securities
(Cost $11,715,637)		11,716,172

U.S. TREASURY BILLS†† - 8.9%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	4,200,000	4,199,014
0.05% due 12/09/21[3,4]	1,850,000	1,849,565
0.03% due 08/03/21[4,5]	948,000	947,960
0.01% due 08/03/21[4,5]	183,000	182,992
Total U.S. Treasury Bills
(Cost $7,179,872)		7,179,531

REPURCHASE AGREEMENTS††,6 - 44.8%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	20,288,812	20,288,812
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	7,987,687	7,987,687
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	7,831,066	7,831,066
Total Repurchase Agreements
(Cost $36,107,565)		36,107,565

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	639,855	639,855
Total Securities Lending Collateral
(Cost $639,855)		639,855
Total Investments - 97.8%
(Cost $78,796,939)		$78,826,861
Other Assets & Liabilities, net - 2.2%		1,781,262
Total Net Assets - 100.0%		$80,608,123

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	293	Sep 2021	$33,779,970	$145,699

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	07/14/21	32,379	$74,813,137	$2,291,958
BNP Paribas	Russell 2000 Index	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	07/15/21	10,942	25,281,136	(19,001)
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	07/15/21	11,078	25,596,979	(93,198)
						$125,691,252	$2,179,759

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	1,633,668	—	—		1,633,668
Federal Agency Notes	—	21,550,070	—		21,550,070
U.S. Government Securities	—	11,716,172	—		11,716,172
U.S. Treasury Bills	—	7,179,531	—		7,179,531
Repurchase Agreements	—	36,107,565	—		36,107,565
Securities Lending Collateral	639,855	—	—		639,855
Equity Futures Contracts**	145,699	—	—		145,699
Equity Index Swap Agreements**	—	2,291,958	—		2,291,958
Total Assets	$2,419,222	$78,845,296	$—		$81,264,518

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Equity Index Swap Agreements**	$—	$112,199	$—		$112,199

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 85.1%
Technology - 19.7%
Apple, Inc.	73,284	$10,036,977
Microsoft Corp.	35,186	9,531,887
NVIDIA Corp.	2,911	2,329,091
Adobe, Inc.*	2,234	1,308,320
Intel Corp.	18,865	1,059,081
salesforce.com, Inc.*	4,326	1,056,712
Broadcom, Inc.	1,908	909,811
Accenture plc — Class A	2,970	875,526
Texas Instruments, Inc.	4,315	829,775
QUALCOMM, Inc.	5,270	753,241
Oracle Corp.	8,487	660,628
Intuit, Inc.	1,277	625,947
International Business Machines Corp.	4,175	612,013
Applied Materials, Inc.	4,288	610,611
Advanced Micro Devices, Inc.*	5,676	533,147
ServiceNow, Inc.*	923	507,235
Micron Technology, Inc.*	5,239	445,210
Lam Research Corp.	666	433,366
Fidelity National Information Services, Inc.	2,898	410,560
Activision Blizzard, Inc.	3,630	346,447
Autodesk, Inc.*	1,028	300,073
Fiserv, Inc.*	2,783	297,475
Analog Devices, Inc.	1,723	296,632
NXP Semiconductor N.V.	1,288	264,967
KLA Corp.	716	232,134
Roper Technologies, Inc.	492	231,338
MSCI, Inc. — Class A	385	205,236
Synopsys, Inc.*	713	196,638
Electronic Arts, Inc.	1,338	192,445
Microchip Technology, Inc.	1,279	191,518
Cadence Design Systems, Inc.*	1,302	178,140
Cognizant Technology Solutions Corp. — Class A	2,464	170,657
HP, Inc.	5,612	169,426
Xilinx, Inc.	1,149	166,191
Paychex, Inc.	1,498	160,735
Fortinet, Inc.*	633	150,774
Skyworks Solutions, Inc.	771	147,839
ANSYS, Inc.*	407	141,253
Zebra Technologies Corp. — Class A*	250	132,373
Maxim Integrated Products, Inc.	1,254	132,121
Cerner Corp.	1,408	110,049
Teradyne, Inc.	777	104,087
Qorvo, Inc.*	526	102,912
Western Digital Corp.*	1,432	101,915
Take-Two Interactive Software, Inc.*	540	95,591
Hewlett Packard Enterprise Co.	6,101	88,953
Akamai Technologies, Inc.*	762	88,849
Broadridge Financial Solutions, Inc.	543	87,711
Tyler Technologies, Inc.*	190	85,950
NetApp, Inc.	1,040	85,093
Paycom Software, Inc.*	229	83,235
Seagate Technology Holdings plc	930	81,775
Monolithic Power Systems, Inc.	201	75,064
PTC, Inc.*	492	69,500
Citrix Systems, Inc.	580	68,017
Leidos Holdings, Inc.	621	62,783
Jack Henry & Associates, Inc.	347	56,738
DXC Technology Co.*	1,190	46,339
IPG Photonics Corp.*	168	35,409
Total Technology		39,363,520
Consumer, Non-cyclical - 17.0%
Johnson & Johnson	12,303	2,026,796
UnitedHealth Group, Inc.	4,409	1,765,540
PayPal Holdings, Inc.*	5,488	1,599,642
Procter & Gamble Co.	11,438	1,543,329
Pfizer, Inc.	26,152	1,024,112
Coca-Cola Co.	18,130	981,014
Abbott Laboratories	8,301	962,335
PepsiCo, Inc.	6,457	956,734
AbbVie, Inc.	8,252	929,505
Thermo Fisher Scientific, Inc.	1,836	926,207
Merck & Company, Inc.	11,829	919,941
Eli Lilly & Co.	3,720	853,815
Danaher Corp.	2,966	795,956
Medtronic plc	6,286	780,281
Philip Morris International, Inc.	7,281	721,620
Bristol-Myers Squibb Co.	10,437	697,400
Amgen, Inc.	2,684	654,225
CVS Health Corp.	6,151	513,240
Intuitive Surgical, Inc.*	553	508,561
S&P Global, Inc.	1,126	462,167
Anthem, Inc.	1,144	436,779
Zoetis, Inc.	2,218	413,347
Altria Group, Inc.	8,646	412,241
Mondelez International, Inc. — Class A	6,563	409,794
Gilead Sciences, Inc.	5,859	403,451
Stryker Corp.	1,532	397,906
Automatic Data Processing, Inc.	1,988	394,857
Cigna Corp.	1,604	380,260
Estee Lauder Companies, Inc. — Class A	1,083	344,481
Becton Dickinson and Co.	1,359	330,495
Illumina, Inc.*	682	322,729
Colgate-Palmolive Co.	3,952	321,495
Edwards Lifesciences Corp.*	2,904	300,767
Boston Scientific Corp.*	6,639	283,884
Regeneron Pharmaceuticals, Inc.*	489	273,126
Moody's Corp.	752	272,502
Humana, Inc.	603	266,960
Global Payments, Inc.	1,379	258,618
HCA Healthcare, Inc.	1,228	253,877
IDEXX Laboratories, Inc.*	399	251,988
Vertex Pharmaceuticals, Inc.*	1,209	243,771
Biogen, Inc.*	703	243,428
IQVIA Holdings, Inc.*	895	216,876
Kimberly-Clark Corp.	1,576	210,837
Align Technology, Inc.*	336	205,296
Centene Corp.*	2,722	198,515
IHS Markit Ltd.	1,750	197,155
DexCom, Inc.*	452	193,004
Alexion Pharmaceuticals, Inc.*	1,033	189,772
Baxter International, Inc.	2,349	189,095

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 85.1% (continued)
Consumer, Non-cyclical - 17.0% (continued)
Sysco Corp.	2,390	$185,823
Constellation Brands, Inc. — Class A	790	184,773
General Mills, Inc.	2,851	173,711
ResMed, Inc.	680	167,634
Archer-Daniels-Midland Co.	2,610	158,166
Monster Beverage Corp.*	1,729	157,944
Cintas Corp.	412	157,384
Zimmer Biomet Holdings, Inc.	976	156,960
Corteva, Inc.	3,444	152,741
McKesson Corp.	740	141,518
Equifax, Inc.	570	136,521
Kroger Co.	3,537	135,502
Verisk Analytics, Inc. — Class A	757	132,263
Laboratory Corporation of America Holdings*	456	125,788
West Pharmaceutical Services, Inc.	345	123,890
Kraft Heinz Co.	3,029	123,523
Hershey Co.	684	119,139
United Rentals, Inc.*	338	107,825
Clorox Co.	581	104,528
McCormick & Company, Inc.	1,166	102,981
Tyson Foods, Inc. — Class A	1,377	101,568
FleetCor Technologies, Inc.*	389	99,607
Church & Dwight Company, Inc.	1,146	97,662
Gartner, Inc.*	403	97,607
STERIS plc	456	94,073
Cooper Companies, Inc.	230	91,142
Teleflex, Inc.	218	87,590
Charles River Laboratories International, Inc.*	235	86,931
Catalent, Inc.*	796	86,064
MarketAxess Holdings, Inc.	177	82,055
Avery Dennison Corp.	389	81,784
Conagra Brands, Inc.	2,243	81,600
PerkinElmer, Inc.	524	80,911
Quest Diagnostics, Inc.	612	80,766
Viatris, Inc.	5,647	80,696
Hologic, Inc.*	1,198	79,931
AmerisourceBergen Corp. — Class A	691	79,113
Cardinal Health, Inc.	1,356	77,414
Kellogg Co.	1,177	75,716
Incyte Corp.*	873	73,446
J M Smucker Co.	512	66,340
ABIOMED, Inc.*	212	66,167
Bio-Rad Laboratories, Inc. — Class A*	101	65,073
Dentsply Sirona, Inc.	1,020	64,525
Brown-Forman Corp. — Class B	853	63,924
Hormel Foods Corp.	1,317	62,887
Quanta Services, Inc.	651	58,961
Lamb Weston Holdings, Inc.	683	55,091
Universal Health Services, Inc. — Class B	364	53,301
Henry Schein, Inc.*	659	48,891
Molson Coors Beverage Co. — Class B*	880	47,247
Robert Half International, Inc.	527	46,887
Campbell Soup Co.	948	43,219
Nielsen Holdings plc	1,675	41,322
DaVita, Inc.*	328	39,501
Organon & Co.*	1,182	35,767
Rollins, Inc.	1,035	35,397
Perrigo Company plc	624	28,610
Total Consumer, Non-cyclical		33,927,126
Communications - 13.9%
Amazon.com, Inc.*	2,003	6,890,641
Facebook, Inc. — Class A*	11,195	3,892,613
Alphabet, Inc. — Class A*	1,405	3,430,715
Alphabet, Inc. — Class C*	1,330	3,333,406
Walt Disney Co.*	8,490	1,492,287
Comcast Corp. — Class A	21,420	1,221,368
Netflix, Inc.*	2,072	1,094,451
Verizon Communications, Inc.	19,342	1,083,732
Cisco Systems, Inc.	19,688	1,043,464
AT&T, Inc.	33,357	960,015
Charter Communications, Inc. — Class A*	644	464,614
Booking Holdings, Inc.*	192	420,113
T-Mobile US, Inc.*	2,739	396,689
Twitter, Inc.*	3,729	256,593
eBay, Inc.	3,024	212,315
Motorola Solutions, Inc.	793	171,962
Corning, Inc.	3,619	148,017
ViacomCBS, Inc. — Class B	2,829	127,871
Etsy, Inc.*	595	122,475
CDW Corp.	655	114,396
Expedia Group, Inc.*	661	108,212
VeriSign, Inc.*	463	105,420
Arista Networks, Inc.*	257	93,114
Omnicom Group, Inc.	1,005	80,390
NortonLifeLock, Inc.	2,709	73,739
Lumen Technologies, Inc.	4,648	63,166
Interpublic Group of Companies, Inc.	1,838	59,717
Fox Corp. — Class A	1,529	56,772
F5 Networks, Inc.*	279	52,078
DISH Network Corp. — Class A*	1,161	48,530
News Corp. — Class A	1,828	47,108
Juniper Networks, Inc.	1,532	41,900
Discovery, Inc. — Class C*	1,404	40,688
Fox Corp. — Class B	710	24,992
Discovery, Inc. — Class A*,1	788	24,176
News Corp. — Class B	570	13,879
Total Communications		27,811,618
Financial - 13.0%
Berkshire Hathaway, Inc. — Class B*	8,855	2,460,982
JPMorgan Chase & Co.	14,142	2,199,647
Visa, Inc. — Class A	7,904	1,848,113
Mastercard, Inc. — Class A	4,088	1,492,488
Bank of America Corp.	35,230	1,452,533
Wells Fargo & Co.	19,312	874,641
Citigroup, Inc.	9,658	683,304
Morgan Stanley	6,954	637,612
Goldman Sachs Group, Inc.	1,589	603,073
BlackRock, Inc. — Class A	663	580,105
American Tower Corp. — Class A REIT	2,125	574,047
Charles Schwab Corp.	7,008	510,252

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 85.1% (continued)
Financial - 13.0% (continued)
American Express Co.	3,040	$502,299
Prologis, Inc. REIT	3,456	413,096
Crown Castle International Corp. REIT	2,019	393,907
PNC Financial Services Group, Inc.	1,986	378,849
U.S. Bancorp	6,333	360,791
CME Group, Inc. — Class A	1,678	356,877
Truist Financial Corp.	6,283	348,707
Equinix, Inc. REIT	419	336,289
Marsh & McLennan Companies, Inc.	2,376	334,256
Chubb Ltd.	2,101	333,933
Capital One Financial Corp.	2,110	326,396
Intercontinental Exchange, Inc.	2,630	312,181
Progressive Corp.	2,736	268,702
Aon plc — Class A	1,054	251,653
Public Storage REIT	711	213,791
T. Rowe Price Group, Inc.	1,060	209,848
MetLife, Inc.	3,477	208,098
Simon Property Group, Inc. REIT	1,535	200,287
Digital Realty Trust, Inc. REIT	1,316	198,005
Bank of New York Mellon Corp.	3,770	193,137
American International Group, Inc.	4,009	190,828
Prudential Financial, Inc.	1,841	188,647
Allstate Corp.	1,398	182,355
Travelers Companies, Inc.	1,175	175,909
Discover Financial Services	1,425	168,563
SBA Communications Corp. REIT	511	162,856
Welltower, Inc. REIT	1,952	162,211
Aflac, Inc.	2,954	158,512
First Republic Bank	824	154,228
SVB Financial Group*	254	141,333
Willis Towers Watson plc	603	138,702
AvalonBay Communities, Inc. REIT	652	136,066
Ameriprise Financial, Inc.	541	134,644
CBRE Group, Inc. — Class A*	1,568	134,424
Arthur J Gallagher & Co.	958	134,197
State Street Corp.	1,625	133,705
Fifth Third Bancorp	3,289	125,738
Equity Residential REIT	1,608	123,816
Synchrony Financial	2,527	122,610
Weyerhaeuser Co. REIT	3,500	120,470
Alexandria Real Estate Equities, Inc. REIT	641	116,624
Realty Income Corp. REIT	1,745	116,461
Northern Trust Corp.	972	112,383
Hartford Financial Services Group, Inc.	1,669	103,428
Extra Space Storage, Inc. REIT	625	102,388
Ventas, Inc. REIT	1,753	100,096
Huntington Bancshares, Inc.	6,893	98,363
Nasdaq, Inc.	537	94,405
KeyCorp	4,534	93,627
Citizens Financial Group, Inc.	1,990	91,281
Essex Property Trust, Inc. REIT	304	91,203
Regions Financial Corp.	4,491	90,628
Mid-America Apartment Communities, Inc. REIT	535	90,105
M&T Bank Corp.	601	87,331
Healthpeak Properties, Inc. REIT	2,518	83,824
Duke Realty Corp. REIT	1,752	82,957
Cincinnati Financial Corp.	700	81,634
Boston Properties, Inc. REIT	664	76,088
Principal Financial Group, Inc.	1,183	74,754
Raymond James Financial, Inc.	571	74,173
UDR, Inc. REIT	1,387	67,935
Cboe Global Markets, Inc.	499	59,406
Loews Corp.	1,045	57,109
Iron Mountain, Inc. REIT	1,349	57,090
Host Hotels & Resorts, Inc. REIT*	3,299	56,380
Lincoln National Corp.	837	52,597
W R Berkley Corp.	655	48,752
Regency Centers Corp. REIT	738	47,284
Invesco Ltd.	1,768	47,259
Everest Re Group Ltd.	187	47,126
Comerica, Inc.	652	46,514
Assurant, Inc.	284	44,355
Western Union Co.	1,913	43,942
Kimco Realty Corp. REIT	2,025	42,221
Globe Life, Inc.	443	42,196
Franklin Resources, Inc.	1,273	40,723
Zions Bancorp North America	766	40,491
Federal Realty Investment Trust	331	38,783
People's United Financial, Inc.	1,998	34,246
Vornado Realty Trust REIT	733	34,209
Unum Group	954	27,094
Total Financial		25,885,178
Consumer, Cyclical - 8.1%
Tesla, Inc.*	3,600	2,446,920
Home Depot, Inc.	4,967	1,583,927
NIKE, Inc. — Class B	5,956	920,143
Walmart, Inc.	6,415	904,643
Costco Wholesale Corp.	2,066	817,454
McDonald's Corp.	3,486	805,231
Lowe's Companies, Inc.	3,302	640,489
Starbucks Corp.	5,505	615,514
Target Corp.	2,311	558,661
TJX Companies, Inc.	5,634	379,844
General Motors Co.*	5,964	352,890
Ford Motor Co.*	18,317	272,191
Dollar General Corp.	1,104	238,895
Ross Stores, Inc.	1,666	206,584
Chipotle Mexican Grill, Inc. — Class A*	132	204,645
Aptiv plc*	1,264	198,865
O'Reilly Automotive, Inc.*	326	184,584
Walgreens Boots Alliance, Inc.	3,352	176,349
Marriott International, Inc. — Class A*	1,248	170,377
Cummins, Inc.	683	166,522
Yum! Brands, Inc.	1,392	160,122
Hilton Worldwide Holdings, Inc.*	1,303	157,168
AutoZone, Inc.*	101	150,714
Southwest Airlines Co.*	2,763	146,688
PACCAR, Inc.	1,622	144,763

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 85.1% (continued)
Consumer, Cyclical - 8.1% (continued)
Fastenal Co.	2,684	$139,568
DR Horton, Inc.	1,533	138,537
Delta Air Lines, Inc.*	2,988	129,261
Copart, Inc.*	973	128,270
Lennar Corp. — Class A	1,288	127,963
VF Corp.	1,502	123,224
Best Buy Company, Inc.	1,041	119,694
Dollar Tree, Inc.*	1,084	107,858
Caesars Entertainment, Inc.*	975	101,156
Tractor Supply Co.	538	100,100
CarMax, Inc.*	763	98,541
Carnival Corp.*	3,730	98,323
WW Grainger, Inc.	205	89,790
Darden Restaurants, Inc.	612	89,346
Ulta Beauty, Inc.*	256	88,517
Royal Caribbean Cruises Ltd.*	1,023	87,241
Pool Corp.	189	86,687
Genuine Parts Co.	675	85,367
NVR, Inc.*	17	84,546
Domino's Pizza, Inc.	181	84,435
MGM Resorts International	1,902	81,120
Las Vegas Sands Corp.*	1,535	80,879
United Airlines Holdings, Inc.*	1,512	79,063
L Brands, Inc.	1,095	78,906
PulteGroup, Inc.	1,237	67,503
LKQ Corp.*	1,299	63,937
Whirlpool Corp.	293	63,880
American Airlines Group, Inc.*	2,996	63,545
Advance Auto Parts, Inc.	306	62,773
Wynn Resorts Ltd.*	492	60,172
Live Nation Entertainment, Inc.*	675	59,124
Tapestry, Inc.*	1,303	56,654
Hasbro, Inc.	598	56,523
BorgWarner, Inc.	1,121	54,413
Penn National Gaming, Inc.*	694	53,084
Mohawk Industries, Inc.*	274	52,660
Norwegian Cruise Line Holdings Ltd.*,1	1,728	50,821
Newell Brands, Inc.	1,768	48,567
PVH Corp.*	333	35,828
Alaska Air Group, Inc.*	582	35,100
Gap, Inc.	970	32,641
Leggett & Platt, Inc.	623	32,277
Hanesbrands, Inc.	1,631	30,451
Ralph Lauren Corp. — Class A	226	26,625
Under Armour, Inc. — Class A*	882	18,654
Under Armour, Inc. — Class C*	918	17,047
Total Consumer, Cyclical		16,074,854
Industrial - 7.0%
Honeywell International, Inc.	3,245	711,791
United Parcel Service, Inc. — Class B	3,379	702,731
Union Pacific Corp.	3,104	682,663
Boeing Co.*	2,569	615,430
Raytheon Technologies Corp.	7,078	603,824
Caterpillar, Inc.	2,559	556,915
General Electric Co.	41,012	552,022
3M Co.	2,708	537,890
Deere & Co.	1,457	513,899
Lockheed Martin Corp.	1,144	432,832
CSX Corp.	10,615	340,529
FedEx Corp.	1,140	340,096
Norfolk Southern Corp.	1,170	310,530
Illinois Tool Works, Inc.	1,343	300,241
Eaton Corporation plc	1,862	275,911
Emerson Electric Co.	2,802	269,665
Waste Management, Inc.	1,815	254,300
Northrop Grumman Corp.	699	254,038
Johnson Controls International plc	3,349	229,842
Agilent Technologies, Inc.	1,419	209,742
TE Connectivity Ltd.	1,543	208,629
L3Harris Technologies, Inc.	958	207,072
Trane Technologies plc	1,117	205,684
General Dynamics Corp.	1,069	201,250
Amphenol Corp. — Class A	2,793	191,069
Parker-Hannifin Corp.	604	185,495
Carrier Global Corp.	3,816	185,457
TransDigm Group, Inc.*	256	165,706
Rockwell Automation, Inc.	544	155,595
Stanley Black & Decker, Inc.	755	154,767
Otis Worldwide Corp.	1,885	154,136
Mettler-Toledo International, Inc.*	109	151,002
AMETEK, Inc.	1,080	144,180
Keysight Technologies, Inc.*	861	132,947
Ball Corp.	1,534	124,285
Generac Holdings, Inc.*	295	122,469
Kansas City Southern	425	120,432
Old Dominion Freight Line, Inc.	444	112,687
Fortive Corp.	1,582	110,329
Republic Services, Inc. — Class A	984	108,250
Vulcan Materials Co.	620	107,923
Martin Marietta Materials, Inc.	291	102,377
Garmin Ltd.	700	101,248
Dover Corp.	672	101,203
Xylem, Inc.	842	101,006
Expeditors International of Washington, Inc.	789	99,887
Waters Corp.*	288	99,536
Trimble, Inc.*	1,172	95,905
Teledyne Technologies, Inc.*	217	90,886
Ingersoll Rand, Inc.*	1,744	85,125
Amcor plc	7,204	82,558
Jacobs Engineering Group, Inc.	608	81,119
IDEX Corp.	356	78,338
Textron, Inc.	1,055	72,552
Masco Corp.	1,186	69,867
Westinghouse Air Brake Technologies Corp.	830	68,309
Westrock Co.	1,243	66,152
Fortune Brands Home & Security, Inc.	647	64,448
J.B. Hunt Transport Services, Inc.	390	63,551
Howmet Aerospace, Inc.*	1,826	62,942
Packaging Corporation of America	444	60,126
Allegion plc	421	58,645
CH Robinson Worldwide, Inc.	622	58,263
Snap-on, Inc.	253	56,528

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 85.1% (continued)
Industrial - 7.0% (continued)
Pentair plc	776	$52,372
A O Smith Corp.	628	45,254
Sealed Air Corp.	712	42,186
Huntington Ingalls Industries, Inc.	190	40,042
Total Industrial		13,944,680
Energy - 2.5%
Exxon Mobil Corp.	19,779	1,247,659
Chevron Corp.	9,030	945,802
ConocoPhillips	6,306	384,035
EOG Resources, Inc.	2,727	227,541
Schlumberger N.V.	6,534	209,153
Marathon Petroleum Corp.	3,223	194,734
Pioneer Natural Resources Co.	1,083	176,009
Phillips 66	2,047	175,673
Kinder Morgan, Inc.	9,099	165,875
Williams Companies, Inc.	5,675	150,671
Valero Energy Corp.	1,910	149,133
Occidental Petroleum Corp.	3,925	122,735
Enphase Energy, Inc.*	634	116,421
ONEOK, Inc.	2,082	115,843
Hess Corp.	1,283	112,032
Halliburton Co.	4,157	96,110
Devon Energy Corp.	2,784	81,265
Diamondback Energy, Inc.	846	79,431
Baker Hughes Co.	3,398	77,712
Marathon Oil Corp.	3,682	50,149
APA Corp.	1,766	38,199
Cabot Oil & Gas Corp. — Class A	1,868	32,615
NOV, Inc.*	1,825	27,959
Total Energy		4,976,756
Utilities - 2.1%
NextEra Energy, Inc.	9,164	671,538
Duke Energy Corp.	3,594	354,800
Southern Co.	4,946	299,283
Dominion Energy, Inc.	3,768	277,212
Exelon Corp.	4,565	202,275
American Electric Power Company, Inc.	2,335	197,518
Sempra Energy	1,473	195,143
Xcel Energy, Inc.	2,514	165,622
Public Service Enterprise Group, Inc.	2,360	140,986
WEC Energy Group, Inc.	1,474	131,112
American Water Works Company, Inc.	848	130,702
Eversource Energy	1,605	128,785
DTE Energy Co.	906	117,418
Consolidated Edison, Inc.	1,602	114,895
Edison International	1,773	102,515
PPL Corp.	3,595	100,552
Ameren Corp.	1,194	95,568
FirstEnergy Corp.	2,541	94,551
Entergy Corp.	937	93,419
AES Corp.	3,113	81,156
CMS Energy Corp.	1,352	79,876
CenterPoint Energy, Inc.	2,712	66,498
Alliant Energy Corp.	1,169	65,183
Evergy, Inc.	1,072	64,781
Atmos Energy Corp.	611	58,723
NRG Energy, Inc.	1,143	46,063
NiSource, Inc.	1,832	44,884
Pinnacle West Capital Corp.	527	43,198
Total Utilities		4,164,256
Basic Materials - 1.8%
Linde plc	2,430	702,513
Sherwin-Williams Co.	1,118	304,599
Air Products and Chemicals, Inc.	1,034	297,461
Freeport-McMoRan, Inc.	6,847	254,092
Ecolab, Inc.	1,162	239,337
Newmont Corp.	3,743	237,232
Dow, Inc.	3,490	220,847
DuPont de Nemours, Inc.	2,487	192,519
PPG Industries, Inc.	1,108	188,105
International Flavors & Fragrances, Inc.	1,163	173,752
Nucor Corp.	1,398	134,110
LyondellBasell Industries N.V. — Class A	1,203	123,753
International Paper Co.	1,830	112,197
Albemarle Corp.	545	91,811
Celanese Corp. — Class A	527	79,893
Eastman Chemical Co.	638	74,486
FMC Corp.	603	65,245
CF Industries Holdings, Inc.	1,002	51,553
Mosaic Co.	1,615	51,535
Total Basic Materials		3,595,040
Total Common Stocks
(Cost $125,818,289)		169,743,028

	Face Amount
U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$3,825,000	3,824,102
0.03% due 12/09/21[2,3]	1,700,000	1,699,601
0.01% due 08/03/21[3]	748,000	747,968
0.05% due 12/09/21[2,3]	300,000	299,929
Total U.S. Treasury Bills
(Cost $6,572,037)		6,571,600

FEDERAL AGENCY NOTES†† - 0.1%
Federal Farm Credit Banks Funding Corp.
3.50% due 10/15/25	150,000	151,449
Total Federal Agency Notes
(Cost $152,139)		151,449

REPURCHASE AGREEMENTS††,4 - 8.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[2]	9,580,844	9,580,844
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[2]	3,771,969	3,771,969
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[2]	3,698,009	3,698,009
Total Repurchase Agreements
(Cost $17,050,822)		17,050,822

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[6]	57,182	$57,182
Total Securities Lending Collateral
(Cost $57,182)		57,182
Total Investments - 97.1%
(Cost $149,650,469)		$193,574,081
Other Assets & Liabilities, net - 2.9%		5,751,916
Total Net Assets - 100.0%		$199,325,997

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/15/21	28,309	$121,657,712	$2,780,070
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/14/21	21,638	92,991,066	1,699,177
BNP Paribas	S&P 500 Index	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	07/15/21	3,316	14,249,473	209,961
						$228,898,251	$4,689,208

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$169,743,028	$—	$—	$169,743,028
U.S. Treasury Bills	—	6,571,600	—	6,571,600
Federal Agency Notes	—	151,449	—	151,449
Repurchase Agreements	—	17,050,822	—	17,050,822
Securities Lending Collateral	57,182	—	—	57,182
Equity Index Swap Agreements**	—	4,689,208	—	4,689,208
Total Assets	$169,800,210	$28,463,079	$—	$198,263,289

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
0.05%			0.13% - 2.75%
Due 07/01/21	$77,581,154	$77,581,262	Due 01/31/23 - 08/31/23	$78,964,500	$79,132,299

			U.S. Treasury Bond
			6.13%
			Due 08/15/29	200	279

			U.S. Treasury Bill
			0.00%
			Due 08/26/21	100	100

			U.S. Treasury Strip
			0.00%
			Due 11/15/23	100	99
				78,964,900	79,132,777

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.88%
Due 07/01/21	30,543,630	30,543,655	Due 02/15/47	24,159,793	31,163,333

BofA Securities, Inc.			U.S. Treasury Bond
0.04%			2.75%
Due 07/01/21	29,944,736	29,944,769	Due 11/15/42	27,173,300	30,543,645

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,061,684	$1,095,775
Russell 2000® 2x Strategy Fund	626,991	639,855
S&P 500® 2x Strategy Fund	56,872	57,182

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$37,481,361	$11,615,309	$(201)	$11,615,108
Inverse Dow 2x Strategy Fund	3,648,571	9,970	(23,876)	(13,906)
Inverse NASDAQ-100® 2x Strategy Fund	26,055,071	3,964	(608,581)	(604,617)
Inverse Russell 2000® 2x Strategy Fund	10,806,841	122,912	(46,469)	76,443
Inverse S&P 500® 2x Strategy Fund	43,664,216	11,315	(299,176)	(287,861)
NASDAQ-100® 2x Strategy Fund	499,168,174	346,489,425	(3,235)	346,486,190
Russell 2000® 2x Strategy Fund	78,796,954	2,486,473	(131,108)	2,355,365
S&P 500® 2x Strategy Fund	173,112,679	25,162,341	(11,731)	25,150,610

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.